Equity - Summary of Warrant Reserve (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Disclosure Of Warrant Reserve [Line Items]
Beginning balance	$ 581,397	$ 549,326
Ending balance	559,746	581,397
Warrants
Disclosure Of Warrant Reserve [Line Items]
Beginning balance	12,969
Warrants fair value at issue date - March 18, 2021	0	12,969
Ending balance	$ 12,969	$ 12,969